Payments, Details - 12 months ended Dec. 31, 2025 - USD ($) $ in Thousands	Amount	Type	Country	Govt.	Resource	Segment	Ext. Method
#: 1
	$ (176,969)	Taxes	Colombia	Government of Colombia	gprk:OilAndGasResourceMember	gprk:ColombiaSegmentMember	Well
#: 2
	(34,902)	Royalties	Colombia	Government of Colombia	gprk:OilAndGasResourceMember	gprk:ColombiaSegmentMember	Well
#: 3
	(18,197)	Prod. Entitlements	Colombia	Government of Colombia	gprk:OilAndGasResourceMember	gprk:ColombiaSegmentMember	Well
#: 4
	(1,188)	Fees	Colombia	Government of Colombia	gprk:OilAndGasResourceMember	gprk:ColombiaSegmentMember	Well
#: 5
	(419)	Comm. Social Resp.	Colombia	Government of Colombia	gprk:OilAndGasResourceMember	gprk:ColombiaSegmentMember	Well
#: 6
	(899)	Fees	Colombia	Oleoducto de los Llanos Orientales S.A.	gprk:OilResourceMember	gprk:ColombiaSegmentMember	Well
#: 7
	(7,597)	Taxes	Ecuador	Government of Ecuador	gprk:OilResourceMember	gprk:EcuadorSegmentMember	Well
#: 8
	(1,330)	Fees	Ecuador	Government of Ecuador	gprk:OilResourceMember	gprk:EcuadorSegmentMember	Well
#: 9
	(99)	Comm. Social Resp.	Ecuador	Government of Ecuador	gprk:OilResourceMember	gprk:EcuadorSegmentMember	Well
#: 10
	(1,986)	Taxes	Brazil	Government of Brazil	gprk:OilAndGasResourceMember	gprk:BrazilSegmentMember	Well
#: 11
	(304)	Royalties	Brazil	Government of Brazil	gprk:OilAndGasResourceMember	gprk:BrazilSegmentMember	Well
#: 12
	(308)	Fees	Brazil	Government of Brazil	gprk:OilAndGasResourceMember	gprk:BrazilSegmentMember	Well
#: 13
	(2,427)	Taxes	Argentina	Government of Argentina	gprk:OilAndGasResourceMember	gprk:ArgentinaSegmentMember	Well
#: 14
	(120)	Royalties	Argentina	Government of Argentina	gprk:OilAndGasResourceMember	gprk:ArgentinaSegmentMember	Well
#: 15
	(10)	Fees	Argentina	Government of Argentina	gprk:OilAndGasResourceMember	gprk:ArgentinaSegmentMember	Well
#: 16
	(901)	Comm. Social Resp.	Argentina	Government of Argentina	gprk:OilAndGasResourceMember	gprk:ArgentinaSegmentMember	Well
#: 17
	(3,833)	Taxes	Spain	Government of Spain	gprk:OilAndGasResourceMember	gprk:SegmentCorporateMember	Well
#: 18
	$ (182)	Comm. Social Resp.	Spain	Government of Spain	gprk:OilAndGasResourceMember	gprk:SegmentCorporateMember	Well